Assets and liabilities held for sale and discontinued operations - Schedule of Assets Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	$ 0	[1]	$ 0
Assets sold from assets held for sale	(44,995,000)
Asset Held For Sale	42,000,000		0	[1]	$ 0
(Expected) Loss	(2,995,000)		0	[2]	0	[2]
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Estimated) Sale price	0
Asset Held For Sale	0		0
Assets sold from assets held for sale	(44,995,000)
(Estimated) Sale price	0		0
Asset Held For Sale	42,000,000		0		$ 0
Impairment Loss	(2,995,000)
(Expected) Loss	0
Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	0
Asset Held For Sale	0		$ 0
Felicity | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Impairment Loss	(3,000,000)
Felicity | Assets sold from assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale, estimated sales price	42,000,000
Assets sold from assets held for sale	(42,000,000)
Impairment Loss	(2,995,000)
(Expected) Loss	0
Felicity | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Asset Held For Sale	45,000,000
Felicity | Book Value | Assets sold from assets held for sale | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	$ (44,995,000)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.